Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended		70 Months Ended		100 Months Ended		120 Months Ended	124 Months Ended	309 Months Ended	372 Months Ended	472 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes).
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)			(0.48%)	[1],[2]	0.40%	[3]	1.26%
Bloomberg Global Aggregate ex USD Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)			(1.30%)	[1]			0.56%
Lipper International Income Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	(0.63%)	1.75%	[4]					1.72%
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.80%	0.79%			1.25%	[2]	2.32%	[3]
J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%			4.58%	[5]			4.40%
Lipper Emerging Market Hard Currency Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	2.08%	5.90%	[6]					4.41%
T. Rowe Price Emerging Markets Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	2.05%							4.10%
Performance Inception Date												Dec. 30, 1994
T. Rowe Price Emerging Markets Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.44%	(0.10%)							1.86%
T. Rowe Price Emerging Markets Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.26%	0.56%							2.14%
T. Rowe Price Emerging Markets Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.49%	2.32%							4.30%
Performance Inception Date										Aug. 28, 2015
T. Rowe Price Emerging Markets Bond Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.93%	1.86%							3.84%
Performance Inception Date										Aug. 28, 2015
T. Rowe Price Emerging Markets Bond Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	15.35%	3.05%			5.91%
Performance Inception Date					Mar. 16, 2020
T. Rowe Price International Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.12%	(3.71%)							0.82%
Performance Inception Date													Sep. 10, 1986
T. Rowe Price International Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.32%	(4.08%)							0.34%
T. Rowe Price International Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	(2.91%)							0.46%
T. Rowe Price International Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	(3.56%)							0.98%
Performance Inception Date										Aug. 28, 2015
T. Rowe Price International Bond Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.77%	(4.30%)							0.37%
Performance Inception Date											Mar. 31, 2000
T. Rowe Price International Bond Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	10.85%	(3.06%)			(0.07%)
Performance Inception Date					Mar. 16, 2020
T. Rowe Price International Bond Fund (USD Hedged) - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	0.39%					2.29%
Performance Inception Date							Sep. 12, 2017
T. Rowe Price International Bond Fund (USD Hedged) - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	(1.10%)					0.78%
T. Rowe Price International Bond Fund (USD Hedged) - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.10%	(0.35%)					1.10%
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	0.59%					2.47%
Performance Inception Date							Sep. 12, 2017
T. Rowe Price International Bond Fund (USD Hedged) - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	0.10%					1.97%
Performance Inception Date							Sep. 12, 2017
T. Rowe Price International Bond Fund (USD Hedged) - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	4.50%	1.14%			2.43%
Performance Inception Date					Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 3/16/20.
[3]	Return since 9/12/17.
[4]	Return since 3/31/20.
[5]	Return since 3/16/20.
[6]	Return since 3/31/20.